Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($)			12 Months Ended		19 Months Ended
	Nov. 25, 2019	May 08, 2019	Dec. 31, 2019	Dec. 31, 2017	May 07, 2019	Nov. 24, 2019	Dec. 31, 2018	Sep. 25, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stockholders' Equity, Reverse Stock Split	one-for-eight
Common Stock, Shares, Outstanding			100,784,422				100,435,210
Teekay LNG and Teekay Tankers [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			50.00%
Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			33.90%				33.10%
General Partner of Teekay LNG [Domain]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent								50.00%
Due from Affiliate, Noncurrent		$ 25,000,000
Common Stock | Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest					13.80%
General Partner | Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest of Company's general partner			2.00%
General Partner | Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest of Company's general partner		49.00%		2.00%	49.00%
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stockholders' Equity, Reverse Stock Split	one-for-eight		one-for-eight
Common Stock, Voting Rights, Votes Per Share Owned			$ 5
Teekay Tankers | Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			28.70%				28.80%
Teekay Corporation | Teekay LNG and Teekay Tankers [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Common Class A | Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Shares, Outstanding	29,000,000					232,000,000
Common Class B | Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Shares, Outstanding	4,600,000					37,000,000
Common Stock Maximum Voting Power			49.00%